Payments, by Category - 12 months ended Jun. 30, 2023 $ in Millions	USD ($)
Payments:
Taxes	$ 9,318.4
Royalties	4,014.2
Fees	38.7
Infrastructure	41.8
Total Payments	13,413.1
Corporate Income Tax	9,067.5
Royalty Related Income Tax	250.9
Other payments	358.8
Total payments to governments	$ 13,771.9	[1]

[1]	Figures are rounded to the nearest decimal point.